Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income/(losses) USD ($)	Accumulated other comprehensive income/(losses) CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2017		¥ 50		¥ 936,417		¥ (2,815)		¥ 24,428		¥ 879,775		¥ 4,694		¥ 1,842,549
Balance, shares at Mar. 31, 2017 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										237,098		3,781		¥ 240,879
Other comprehensive income								(79,082)						(79,082)
Share-based compensation				83,322										83,322
Issuance of shares upon conversion of convertible notes		¥ 28		1,034,132										¥ 1,034,160
Issuance of shares upon conversion of convertible notes (in shares) | shares	40,521,494	40,521,494
Vesting of restricted share units scheme		¥ 5		(5)
Vesting of restricted share units scheme (in shares) | shares	7,300,000	7,300,000											7,300,000	7,300,000
Dividend declared to holder of non-controlling interests												(3,086)		¥ (3,086)
Balance (ASU 2016-01) at Mar. 31, 2018								(62,316)		62,316
Balance at Mar. 31, 2018		¥ 83		2,053,866		¥ (2,815)		(54,654)		1,116,873		5,389		¥ 3,118,742
Balance, shares at Mar. 31, 2018 | shares	120,961,641	120,961,641			(136,899)	(136,899)							120,824,742	120,824,742
Cumulative effect of adoption of ASU 2016-01 | ASU 2016-01								(62,316)		62,316
Balance, adjusted		¥ 83		2,053,866		¥ (2,815)		(116,970)		1,179,189		5,389		¥ 3,118,742
Net income										291,124		4,077		295,201
Other comprehensive income								28,232						28,232
Dividend declared to holder of non-controlling interests												(4,039)		(4,039)
Dividend declared and ordinary shares issued to the Company's shareholders				47,716						(63,090)				¥ (15,374)
Dividend declared and ordinary shares issued to the Company's shareholders (in shares) | shares	726,333	726,333											726,333	726,333
Balance at Mar. 31, 2019		¥ 83		2,101,582		¥ (2,815)		(88,738)		1,407,223		5,427		¥ 3,422,762
Balance, shares at Mar. 31, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Net income										470,717		7,011	$ 67,467	¥ 477,728
Other comprehensive income								(5,925)					(837)	(5,925)
Dividend declared to holder of non-controlling interests												(6,074)		(6,074)
Balance at Mar. 31, 2020	$ 12	¥ 83	$ 296,801	¥ 2,101,582	$ (398)	¥ (2,815)	$ (13,369)	¥ (94,663)	$ 265,215	¥ 1,877,940	$ 899	¥ 6,364	$ 549,160	¥ 3,888,491
Balance, shares at Mar. 31, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075